UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2652

Name of Registrant:	Vanguard Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1:	Schedule of Investments

September 30, 2004 Vanguard Growth Index Fund	Shares	Market Value (000)
COMMON STOCKS (100.0%)
Auto & Transportation (2.1%)
United Parcel Service, Inc.	1,054,399	$80,050
FedEx Corp.	518,824	44,458
Harley-Davidson, Inc.	540,281	32,114
Southwest Airlines Co.	1,301,874	17,732
Expeditors International of Washington, Inc.	192,686	9,962
C.H. Robinson Worldwide, Inc.	140,794	6,531
Gentex Corp.	134,506	4,725
* JetBlue Airways Corp.	131,405	2,749

	198,321

Consumer Discretionary (19.6%)
Wal-Mart Stores, Inc.	5,080,473	270,281
Home Depot, Inc.	4,069,168	159,511
* eBay Inc.	902,437	82,970
* Yahoo! Inc.	2,191,745	74,322
Lowe's Cos., Inc.	1,367,209	74,308
Gillette Co.	1,745,100	72,840
Target Corp.	1,588,545	71,882
Liberty Media Corp.	4,657,268	40,611
Cendant Corp.	1,867,153	40,331
Avon Products, Inc.	863,776	37,730
Costco Wholesale Corp.	840,195	34,919
* Starbucks Corp.	725,841	32,997
Clear Channel Communications, Inc.	955,752	29,791
The McGraw-Hill Cos., Inc.	348,679	27,786
Best Buy Co., Inc.	506,215	27,457
Staples, Inc.	910,470	27,150
* Kohl's Corp.	561,837	27,075
NIKE, Inc. Class B	340,700	26,847
* Electronic Arts Inc.	554,132	25,485
Omnicom Group Inc.	346,033	25,281
International Game Technology	638,753	22,963
* Amazon.com, Inc.	556,091	22,722
* DirecTV Group, Inc.	1,267,182	22,290
The Gap, Inc.	1,153,605	21,572
Yum! Brands, Inc.	529,745	21,539
* Bed Bath & Beyond, Inc.	550,035	20,412
* Apollo Group, Inc. Class A	277,477	20,358
* Accenture Ltd.	750,125	20,291
TJX Cos., Inc.	905,935	19,967
* IAC/InterActiveCorp	874,283	19,252
* Coach, Inc.	344,462	14,612
Waste Management, Inc.	531,399	14,529
* EchoStar Communications Corp. Class A	432,320	13,454
* Univision Communications Inc.	420,077	13,279
Hilton Hotels Corp.	666,710	12,561
Harman International Industries, Inc.	114,839	12,374
* Fisher Scientific International Inc.	207,512	12,104
Black & Decker Corp.	144,960	11,226
Harrah's Entertainment, Inc.	206,556	10,943
Dollar General Corp.	513,062	10,338
Cintas Corp.	234,993	9,879
* XM Satellite Radio Holdings, Inc.	315,938	9,800
Estee Lauder Cos. Class A	226,902	9,485
* AutoZone Inc.	121,808	9,410
Washington Post Co. Class B	10,059	9,254
Tiffany & Co.	267,943	8,237
RadioShack Corp.	279,690	8,010
* Mohawk Industries, Inc.	97,807	7,765
Robert Half International, Inc.	298,425	7,690
Family Dollar Stores, Inc.	282,581	7,658
PETsMART, Inc.	264,497	7,509
Michaels Stores, Inc.	124,961	7,399
Manpower Inc.	164,507	7,319
Mandalay Resort Group	105,072	7,213
E.W. Scripps Co. Class A	149,998	7,167
CDW Corp.	122,307	7,097
* ChoicePoint Inc.	161,859	6,903
Fastenal Co.	118,087	6,802
* Williams-Sonoma, Inc.	180,950	6,795
Darden Restaurants Inc.	280,312	6,537
New York Times Co. Class A	167,163	6,536
* Sirius Satellite Radio, Inc.	2,035,980	6,515
* MGM Mirage, Inc.	130,142	6,462
Ross Stores, Inc.	274,295	6,429
* Lamar Advertising Co. Class A	153,282	6,378
Tribune Co.	146,945	6,047
* VeriSign, Inc.	295,454	5,874
Alberto-Culver Co. Class B	132,679	5,769
* Iron Mountain, Inc.	165,079	5,588
GTECH Holdings Corp.	217,198	5,499
* Brinker International, Inc.	176,482	5,497
Abercrombie & Fitch Co.	173,767	5,474
* Dollar Tree Stores, Inc.	197,689	5,328
Circuit City Stores, Inc.	346,151	5,310
* Chico's FAS, Inc.	155,046	5,303
* Interpublic Group of Cos., Inc.	498,494	5,279
* Career Education Corp.	185,372	5,270
Outback Steakhouse	115,870	4,812
Aramark Corp. Class B	198,084	4,782
* Advance Auto Parts, Inc.	135,749	4,670
* CarMax, Inc.	190,359	4,102
* The Cheesecake Factory	90,206	3,915
* Pixar, Inc.	46,385	3,660
Meredith Corp.	70,701	3,633
* Convergys Corp.	262,329	3,523
Polo Ralph Lauren Corp.	94,721	3,445
* Rent-A-Center, Inc.	117,958	3,050
* Weight Watchers International, Inc.	77,758	3,019
* Westwood One, Inc.	142,245	2,812
Maytag Corp.	144,615	2,657
International Speedway Corp.	52,101	2,600
* Entercom Communications Corp.	74,998	2,449
* Corinthian Colleges, Inc.	165,320	2,229
* Allied Waste Industries, Inc.	227,100	2,010
Hasbro, Inc.	101,752	1,913
The McClatchy Co. Class A	23,881	1,691
* Hewitt Associates, Inc.	57,546	1,523
* Radio One, Inc. Class D	99,996	1,423
* Columbia Sportswear Co.	26,051	1,420
* Citadel Broadcasting Corp.	97,322	1,248
Metro-Goldwyn-Mayer Inc.	107,728	1,246
* Cox Radio, Inc.	72,883	1,087
* Dex Media, Inc.	37,651	797
* Radio One, Inc.	51,423	735
Regal Entertainment Group Class A	31,740	606
* Exult Inc.	109,500	576

	1,874,480

Consumer Staples (8.4%)
The Procter & Gamble Co.	4,470,706	241,955
PepsiCo, Inc.	3,125,093	152,036
The Coca-Cola Co.	2,608,499	104,470
Anheuser-Busch Cos., Inc.	1,472,177	73,535
Walgreen Co.	1,875,575	67,202
Colgate-Palmolive Co.	973,949	44,003
Sysco Corp.	1,170,541	35,023
Wm. Wrigley Jr. Co.	273,772	17,333
Hershey Foods Corp.	325,546	15,206
The Clorox Co.	189,375	10,094
Whole Foods Market, Inc.	113,189	9,710
* Dean Foods Co.	287,592	8,634
The Pepsi Bottling Group, Inc.	306,436	8,320
McCormick & Co., Inc.	223,950	7,690
Campbell Soup Co.	145,119	3,815
Brown-Forman Corp. Class B	46,237	2,118

	801,144

Financial Services (11.0%)
American International Group, Inc.	4,058,621	275,946
American Express Co.	2,105,444	108,346
First Data Corp.	1,597,081	69,473
Automatic Data Processing, Inc.	1,080,948	44,665
Fifth Third Bancorp	882,751	43,449
Fannie Mae	620,891	39,364
AFLAC Inc.	931,044	36,506
SLM Corp.	803,482	35,835
Capital One Financial Corp.	438,869	32,432
Progressive Corp. of Ohio	378,011	32,036
MBNA Corp.	777,639	19,597
Paychex, Inc.	622,224	18,760
Charles Schwab Corp.	1,873,755	17,220
Golden West Financial Corp.	154,383	17,129
Moody's Corp.	232,933	17,062
H & R Block, Inc.	304,314	15,039
Marsh & McLennan Cos., Inc.	318,551	14,577
Countrywide Financial Corp.	358,025	14,103
* SunGard Data Systems, Inc.	531,110	12,624
* Fiserv, Inc.	356,896	12,441
Synovus Financial Corp.	446,398	11,673
The Chicago Mercantile Exchange	61,961	9,994
Legg Mason Inc.	174,232	9,281
Franklin Resources Corp.	137,356	7,659
* The Dun & Bradstreet Corp.	130,183	7,642
Commerce Bancorp, Inc.	135,496	7,479
Doral Financial Corp.	168,100	6,971
T. Rowe Price Group Inc.	135,837	6,920
Equifax, Inc.	250,707	6,609
XL Capital Ltd. Class A	88,578	6,554
Ambac Financial Group, Inc.	69,535	5,559
Arthur J. Gallagher & Co.	166,233	5,507
* DST Systems, Inc.	123,636	5,498
Investors Financial Services Corp.	121,219	5,471
* Ameritrade Holding Corp.	420,476	5,050
* Markel Corp.	16,262	5,015
Brown & Brown, Inc.	107,140	4,896
SEI Corp.	142,133	4,787
Hudson City Bancorp, Inc.	121,572	4,345
Eaton Vance Corp.	105,189	4,249
* Host Marriott Corp. REIT	301,623	4,232
Federated Investors, Inc.	148,423	4,221
* CheckFree Corp.	140,150	3,878
Fair, Isaac, Inc.	129,205	3,773
Dow Jones & Co., Inc.	89,481	3,634
White Mountains Insurance Group Inc.	6,643	3,494
Everest Re Group, Ltd.	35,914	2,669
BlackRock, Inc.	33,874	2,489
* WellChoice Inc.	61,397	2,292
RenaissanceRe Holdings Ltd.	40,797	2,104
W.R. Berkley Corp.	48,452	2,043
Total System Services, Inc.	72,272	1,824
* CapitalSource Inc.	75,559	1,688
Transatlantic Holdings, Inc.	24,069	1,308
Student Loan Corp.	7,341	1,041
Nuveen Investments, Inc. Class A	30,111	891

	1,049,344

Health Care (21.9%)
Pfizer Inc.	13,959,030	427,146
Johnson & Johnson	5,434,564	306,129
* Amgen, Inc.	2,372,354	134,465
Medtronic, Inc.	2,219,104	115,172
Eli Lilly & Co.	1,860,886	111,746
UnitedHealth Group Inc.	1,221,915	90,104
Abbott Laboratories	1,359,364	57,583
* Genentech, Inc.	876,130	45,927
* Boston Scientific Corp.	1,146,510	45,551
* Biogen Idec Inc.	622,006	38,048
Guidant Corp.	574,259	37,924
* Zimmer Holdings, Inc.	446,652	35,303
Cardinal Health, Inc.	787,831	34,483
Schering-Plough Corp.	1,751,291	33,380
HCA Inc.	808,034	30,827
* Forest Laboratories, Inc.	677,013	30,452
* WellPoint Health Networks Inc. Class A	284,906	29,941
* Gilead Sciences, Inc.	784,676	29,331
* Caremark Rx, Inc.	795,381	25,508
* St. Jude Medical, Inc.	322,470	24,272
Becton, Dickinson & Co.	463,603	23,968
Stryker Corp.	475,651	22,869
* Genzyme Corp.-General Division	414,635	22,560
* Anthem, Inc.	253,816	22,146
Biomet, Inc.	442,388	20,739
Allergan, Inc.	240,469	17,446
* Medco Health Solutions, Inc.	496,177	15,332
Quest Diagnostics, Inc.	151,517	13,367
* Laboratory Corp. of America Holdings	258,803	11,315
C.R. Bard, Inc.	191,054	10,819
* MedImmune Inc.	455,341	10,792
IMS Health, Inc.	430,148	10,289
Aetna Inc.	97,715	9,765
* Chiron Corp.	207,541	9,173
Health Management Associates Class A	444,949	9,090
Mylan Laboratories, Inc.	491,565	8,848
* Celgene Corp.	149,808	8,723
* Varian Medical Systems, Inc.	250,366	8,655
McKesson Corp.	331,006	8,490
* Hospira, Inc.	271,408	8,305
* Sepracor Inc.	156,714	7,645
* Express Scripts Inc.	114,189	7,461
* Coventry Health Care Inc.	137,991	7,365
* Patterson Cos	93,953	7,193
DENTSPLY International Inc.	132,667	6,891
* Barr Pharmaceuticals Inc.	162,427	6,729
* IVAX Corp.	338,748	6,487
Bausch & Lomb, Inc.	96,320	6,400
Beckman Coulter, Inc.	112,811	6,331
* ImClone Systems, Inc.	111,787	5,908
* Watson Pharmaceuticals, Inc.	189,347	5,578
* Lincare Holdings, Inc.	182,039	5,408
Omnicare, Inc.	190,136	5,392
* Invitrogen Corp.	91,032	5,006
* Cephalon, Inc.	102,677	4,918
Manor Care, Inc.	163,020	4,884
* Henry Schein, Inc.	76,705	4,779
Universal Health Services Class B	99,734	4,338
* Millipore Corp.	90,462	4,329
* Community Health Systems, Inc.	159,516	4,256
AmerisourceBergen Corp.	72,040	3,869
* Kinetic Concepts, Inc.	73,304	3,852
* WebMD Corp.	543,944	3,786
* Millennium Pharmaceuticals, Inc.	265,352	3,638
* Health Net Inc.	134,267	3,319
* King Pharmaceuticals, Inc.	221,384	2,643
* Triad Hospitals, Inc.	48,741	1,679
* ICOS Corp.	55,130	1,331

	2,097,398

Integrated Oils
Murphy Oil Corp.	53,101	4,608

Other Energy (3.2%)
Schlumberger Ltd.	1,078,461	72,591
Halliburton Co.	805,668	27,143
Baker Hughes, Inc.	609,792	26,660
* Transocean Inc.	587,287	21,013
BJ Services Co.	294,483	15,434
XTO Energy, Inc.	444,755	14,446
* Nabors Industries, Inc.	271,910	12,875
* Weatherford International Ltd.	242,648	12,380
* Smith International, Inc.	191,127	11,607
* Noble Corp.	243,787	10,958
ENSCO International, Inc.	276,434	9,031
Pioneer Natural Resources Co.	219,626	7,573
Equitable Resources, Inc.	114,438	6,215
Noble Energy, Inc.	100,937	5,879
Patterson-UTI Energy, Inc.	289,241	5,516
* Cooper Cameron Corp.	98,442	5,399
Pogo Producing Co.	111,251	5,279
* Rowan Cos., Inc.	193,984	5,121
Sunoco, Inc.	69,211	5,120
EOG Resources, Inc.	74,729	4,921
* National-Oilwell, Inc.	149,196	4,903
* Pride International, Inc.	211,635	4,188
Diamond Offshore Drilling, Inc.	118,520	3,910
* Evergreen Resources, Inc.	86,200	3,451

	301,613

Materials & Processing (1.4%)
Newmont Mining Corp. (Holding Co.)	811,036	36,927
* American Standard Cos., Inc.	339,017	13,191
Freeport-McMoRan Copper & Gold, Inc. Class B	324,072	13,125
Ecolab, Inc.	355,321	11,171
Phelps Dodge Corp.	85,593	7,877
Ball Corp.	196,048	7,338
* Sealed Air Corp.	154,421	7,157
Sigma-Aldrich Corp.	120,382	6,982
* Pactiv Corp.	280,454	6,521
The St. Joe Co.	132,653	6,337
Avery Dennison Corp.	86,070	5,662
Smurfit-Stone Container Corp.	231,292	4,480
* Energizer Holdings, Inc.	87,896	4,052
* Jacobs Engineering Group Inc.	98,071	3,755
Fluor Corp.	53,343	2,375

	136,950

Producer Durables (3.1%)
* Applied Materials, Inc.	3,101,763	51,148
Illinois Tool Works, Inc.	481,951	44,903
The Boeing Co.	462,318	23,865
Danaher Corp.	450,766	23,115
* Lexmark International, Inc.	237,845	19,981
* KLA-Tencor Corp.	359,867	14,927
Rockwell Collins, Inc.	324,556	12,054
* Agilent Technologies, Inc.	515,675	11,123
* Xerox Corp.	732,474	10,313
* Waters Corp.	218,797	9,649
* Novellus Systems, Inc.	270,638	7,196
Lennar Corp. Class A	146,973	6,996
D. R. Horton, Inc.	192,001	6,357
Centex Corp.	113,072	5,706
Tektronix, Inc.	164,855	5,481
* LAM Research Corp.	245,322	5,368
* NVR, Inc.	9,498	5,233
Dover Corp.	130,386	5,068
* Teradyne, Inc.	355,686	4,766
Molex, Inc.	158,578	4,729
Garmin Ltd.	109,010	4,715
* Alliant Techsystems, Inc.	68,159	4,124
Diebold, Inc.	86,371	4,034
Pall Corp.	114,748	2,809
Molex, Inc. Class A	106,657	2,806
American Power Conversion Corp.	156,113	2,715
KB HOME	25,423	2,148

	301,329

Technology (24.8%)
Microsoft Corp.	17,785,464	491,768
International Business Machines Corp.	3,085,334	264,537
Intel Corp.	11,840,927	237,529
* Cisco Systems, Inc.	12,378,133	224,044
* Dell Inc.	4,156,899	147,986
QUALCOMM Inc.	2,966,447	115,810
* Oracle Corp.	7,132,357	80,453
Texas Instruments, Inc.	3,168,904	67,434
* EMC Corp.	4,430,146	51,124
Motorola, Inc.	2,789,305	50,319
* Symantec Corp.	570,852	31,328
* Corning, Inc.	2,511,848	27,831
Analog Devices, Inc.	688,086	26,684
Maxim Integrated Products, Inc.	589,903	24,947
* Lucent Technologies, Inc.	7,845,020	24,869
Adobe Systems, Inc.	437,024	21,620
Linear Technology Corp.	566,422	20,527
* Juniper Networks, Inc.	824,585	19,460
Xilinx, Inc.	635,420	17,156
* Sun Microsystems, Inc.	3,957,829	15,990
* Intuit, Inc.	333,098	15,123
Computer Associates International, Inc.	556,751	14,643
* Veritas Software Corp.	790,537	14,072
* Network Appliance, Inc.	604,410	13,901
* Apple Computer, Inc.	347,824	13,478
* Flextronics International Ltd.	1,017,003	13,475
* Altera Corp.	685,277	13,411
* Broadcom Corp.	463,174	12,640
* Affiliated Computer Services, Inc. Class A	224,762	12,513
L-3 Communications Holdings, Inc.	184,332	12,350
* Micron Technology, Inc.	1,005,934	12,101
* PeopleSoft, Inc.	601,176	11,933
* Avaya Inc.	771,639	10,757
Microchip Technology, Inc.	378,489	10,159
Autodesk, Inc.	207,755	10,103
* National Semiconductor Corp.	651,921	10,098
* Marvell Technology Group Ltd.	333,389	8,711
* SanDisk Corp.	295,592	8,608
* NCR Corp.	173,193	8,589
Rockwell Automation, Inc.	221,180	8,560
* Advanced Micro Devices, Inc.	647,289	8,415
* Solectron Corp.	1,566,673	7,755
* Zebra Technologies Corp. Class A	117,785	7,186
Applera Corp.-Applied Biosystems Group	369,423	6,971
* Jabil Circuit, Inc.	293,909	6,760
* Comverse Technology, Inc.	358,082	6,743
* Sanmina-SCI Corp.	953,543	6,722
* Siebel Systems, Inc.	873,965	6,590
* McAfee Inc.	302,975	6,090
* Mercury Interactive Corp.	168,943	5,893
* JDS Uniphase Corp.	1,641,343	5,531
* Citrix Systems, Inc.	312,063	5,467
Symbol Technologies, Inc.	429,829	5,433
* Amphenol Corp.	157,424	5,393
* QLogic Corp.	170,727	5,055
* Ceridian Corp.	271,967	5,007
* BEA Systems, Inc.	709,168	4,900
Scientific-Atlanta, Inc.	182,280	4,725
* Synopsys, Inc.	285,567	4,521
* Novell, Inc.	707,857	4,467
Intersil Corp.	274,869	4,379
* NVIDIA Corp.	288,572	4,190
* Red Hat, Inc.	284,908	3,487
* Tellabs, Inc.	362,461	3,331
* Cadence Design Systems, Inc.	250,751	3,270
* BMC Software, Inc.	204,179	3,228
National Instruments Corp.	101,333	3,067
* LSI Logic Corp.	700,563	3,019
* UTStarcom, Inc.	177,307	2,856
* PMC Sierra Inc.	323,821	2,853
* ADC Telecommunications, Inc.	1,481,164	2,681
* Fairchild Semiconductor International, Inc.	186,183	2,638
* Storage Technology Corp.	102,876	2,599
* Agere Systems Inc. Class A	2,184,001	2,293
* Unisys Corp.	213,972	2,208
* Compuware Corp.	353,004	1,818
* 3Com Corp.	245,422	1,036
* Agere Systems Inc. Class B	960,800	980
AVX Corp.	55,490	658
* CIENA Corp.	309,584	613

	2,367,469

Utilities (3.4%)
* AT&T Wireless Services Inc.	4,243,717	62,722
* Comcast Corp. Special Class A	2,127,955	59,413
* Comcast Corp. Class A	1,852,997	52,329
Sprint Corp.	2,477,903	49,880
* Nextel Communications, Inc.	1,867,948	44,532
* Cox Communications, Inc. Class A	380,020	12,590
* AES Corp.	1,107,994	11,069
* Cablevision Systems NY Group Class A	402,517	8,163
* UnitedGlobalCom Inc. Class A	674,694	5,040
* Qwest Communications International Inc.	1,388,322	4,623
* NTL Inc.	71,814	4,457
Citizens Communications Co.	325,622	4,360
* Nextel Partners, Inc.	219,410	3,638
* Level 3 Communications, Inc.	809,292	2,096

	324,912

Other (1.1%)
3M Co.	680,065	54,385
* Berkshire Hathaway Inc. Class B	14,412	41,377
ITT Industries, Inc.	152,572	12,204

	107,966

TOTAL COMMON STOCKS
(Cost $7,738,335)	9,565,534

TEMPORARY CASH INVESTMENT (0.3%)

Vanguard Market Liquidity Fund, 1.74%**
(Cost $30,550)	30,549,610	30,550

TOTAL INVESTMENTS (100.3%)
(Cost $7,768,885)	9,596,084

OTHER ASSETS AND LIABILITIES—NET (-0.3%)	(31,254)

NET ASSETS (100%)	$9,564,830

  *Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.
REIT — Real Estate Investment Trust

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2004, the cost of investment securities for tax purposes was $7,768,885,000. Net unrealized appreciation of investment securities for tax purposes was $1,827,199,000, consisting of unrealized gains of $2,264,888,000 on securities that had risen in value since their purchase and $437,689,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard Index Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard Index Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

Vanguard Index Funds

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 15, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.